Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Our practice is to grant stock options and similar awards in the ordinary course of business in connection with our annual compensation program, hiring new employees, and the retention of employees from time to time. Although we do not have a formal policy with respect to the timing of our equity award grants, we typically grant annual stock options to employees including executive officers at our regularly scheduled first quarter Compensation Committee meeting with the grant date to be effective each March after the public release of earnings for the previous fiscal year. Stock options are granted with an exercise price equal to the closing price of our common stock on the grant date.
We grant annual equity awards to non-employee directors on the date of the annual meeting of stockholders in accordance with our Non-Employee Director Compensation Policy. We do not time the granting of equity awards with any favorable or unfavorable news released by the Company. We do not take material nonpublic information into account when determining the timing and terms of equity awards or for the purpose of affecting the value of executive compensation. Proximity of any awards to an earnings announcement or other market events is coincidental. In the event material nonpublic information were to become known to the Compensation Committee before the grant of an equity award, the Compensation Committee would consider the information and use its business judgment to determine whether to delay the grant to avoid any appearance of impropriety.

Award Timing Method	e typically grant annual stock options to employees including executive officers at our regularly scheduled first quarter Compensation Committee meeting with the grant date to be effective each March after the public release of earnings for the previous fiscal year. Stock options are granted with an exercise price equal to the closing price of our common stock on the grant date.We grant annual equity awards to non-employee directors on the date of the annual meeting of stockholders in accordance with our Non-Employee Director Compensation Policy. We do not time the granting of equity awards with any favorable or unfavorable news released by the Company.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	We do not time the granting of equity awards with any favorable or unfavorable news released by the Company. We do not take material nonpublic information into account when determining the timing and terms of equity awards or for the purpose of affecting the value of executive compensation. Proximity of any awards to an earnings announcement or other market events is coincidental. In the event material nonpublic information were to become known to the Compensation Committee before the grant of an equity award, the Compensation Committee would consider the information and use its business judgment to determine whether to delay the grant to avoid any appearance of impropriety.

MNPI Disclosure Timed for Compensation Value	false